Document and Entity Information	0 Months Ended
Feb. 12, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 12, 2015
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Feb. 12, 2015
Document Effective Date	Feb. 12, 2015
Prospectus Date	Feb. 12, 2015